UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GoldenTree Asset Management, LP
Address: 300 Park Avenue
         20th Floor
         New York, NY  10022

13F File Number:  028-10632

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Barry Ritholz
Title:     General Counsel
Phone:     (212) 847-3420

Signature, Place, and Date of Signing:

     /s/ Barry Ritholz     New York, NY     May 03, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $105,635 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CENTRAL EUROPEAN MEDIA ENTRP   CL A NEW         G20045202     3952   211694 SH       SOLE                   211694        0        0
CHINA MOBILE HONG KONG LTD     SPONSORED ADR    16941M109    10558   712195 SH       SOLE                   712195        0        0
CONSECO INC                    COM NEW          208464883     2661   114886 SH       SOLE                   114886        0        0
DOBSON COMMUNICATIONS CORP     CL A             256069105     6421  2221765 SH       SOLE                  2221765        0        0
E TRADE FINANCIAL CORP         NOTE  6.000% 2/0 269246AB0     6675  6520000 PRN      SOLE                  6520000        0        0
EL PASO ELEC CO                COM NEW          283677854     2011   145720 SH       SOLE                   145720        0        0
LIBERTY MEDIA CORP NEW         COM SER A        530718105     6433   588830 SH       SOLE                   588830        0        0
LODGIAN INC                    COM NEW          54021P205      172    28078 SH       SOLE                    28078        0        0
NEW CENTURY FINANCIAL CORP     COM              64352D101     1632    33600 SH       SOLE                    33600        0        0
NTL INC DEL                    COM              62940M104    26339   443042 SH       SOLE                   443042        0        0
PG&E CORP                      COM              69331C108     8470   292115 SH       SOLE                   292115        0        0
R H DONNELLEY CORP             COM NEW          74955W307     1121    24000 SH       SOLE                    24000        0        0
SPX CORP                       COM              784635104     8318   183140 SH       SOLE                   183140        0        0
TIME WARNER INC                COM              887317105     5527   327825 SH       SOLE                   327825        0        0
UNITEDGLOBALCOM                CL A             913247508      600    70629 SH       SOLE                    70629        0        0
VIACOM INC                     CL B             925524308    14745   376060 SH       SOLE                   376060        0        0